Note 36	12 Months Ended
Dec. 31, 2023
Transactions on behalf of third parties [Abstract]
Transactions on behalf of third parties [Text Block]	Transactions on behalf of third parties
The details of the relevant transactions on behalf of third parties are as follows:

Transactions on behalf of third parties. Breakdown by concepts (Millions of Euros)
	2023	2022	2021
Financial instruments entrusted to BBVA by third parties	430,377	352,139	356,985
Conditional bills and other securities received for collection	12,125	11,738	10,795
Securities lending	6,397	3,223	2,605
Total	448,899	367,100	370,385